Net Loss Per Share (Antidilutive Shares Excluded from Computation of Diluted Shares Outstanding) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding	3,520,792	556,649	3,520,792	556,649		9,340,952
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding	1,311,496	144,354	1,311,496	144,354		1,115,865
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding	355,034	412,295	355,034	412,295
Warrant Liability [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding	1,854,262		1,854,262			8,225,087
AmpliPhi Biosciences Corporation [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding					28,111,252
AmpliPhi Biosciences Corporation [Member] | Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding					1,150,065
AmpliPhi Biosciences Corporation [Member] | Warrant Liability [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding					26,961,187
C3J [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding					553,350	576,891
C3J [Member] | Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding					136,479	156,009
C3J [Member] | Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of diluted weighted shares outstanding					416,871	420,882